Shareholders' Equity - Common Stock and Warrants (Details)		1 Months Ended									3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 14, 2014 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 shares	Jun. 30, 2013 USD ($) shares	Feb. 28, 2013 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) director $ / shares shares	Apr. 13, 2015 $ / shares shares	Mar. 18, 2014 $ / shares shares	Mar. 17, 2014 $ / shares shares	Jan. 14, 2014 $ / shares shares
Shareholders' Equity
Debt conversion, holders' share premium (as percent)										10.00%
Debt converted					$ 6,301,241		$ 986,793									$ 6,744,139
Conversion of debt into shares (in shares) | shares					5,139,169		246,867									1,854,638
Value of premium shares expensed																$ 674,414
Debt conversion rate, prior to adjustment (in dollars per share) | $ / shares													$ 9.00
Debt conversion rate (in dollars per share) | $ / shares													$ 4.00
Additional shares issued due to adjustment in debt conversion rate (in shares) | shares													427,619
Additional shares issued due to adjustment in debt conversion rate													$ 1,710,475
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares																1,948,948
Common stock, shares authorized | shares				500,000,000							500,000,000			500,000,000		500,000,000		500,000,000	22,500,000
Common stock, par value | $ / shares				$ 0.0001							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.01
Adjustment for fair value of warrants												$ (93,000)
Conversion Agreement
Shareholders' Equity
Percentage of the number of shares of common stock received under the conversion agreement				100.00%										100.00%
Director One
Shareholders' Equity
Principal amount of debt that is secured by personal assets of a director																$ 1,105,000
Investor
Shareholders' Equity
Number of common shares exchanged for warrants | shares				162,662
Fair value of common stock on date of issuance exchanged for warrants				$ 650,647										$ 650,647
Lender
Shareholders' Equity
Debt converted									$ 140,000
Former director
Shareholders' Equity
Debt converted																1,100,000
Common Stock Warrants
Shareholders' Equity
Ratio of warrants exchanged into common shares								0.20
Warrants outstanding exchanged for common stock (in shares) | shares								389,790				19,692		19,692
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares								1,948,948				3,938		3,938
Fair value of shares issued in excess of the warrants exchanged												$ 7,906		$ 7,906		681,189
Exercise price of warrants exchanged during period (in dollars per share) | $ / shares												$ 4.00		$ 4.00
Exercise price of warrants (in dollars per share) | $ / shares				$ 2.00	$ 1.88									$ 2.00
Fair value of warrants issued during period																$ 157,000
Shares that may be purchased under warrant agreement | shares				2,229,702	3,289,086									2,229,702		232,450
Period of warrant					5 years									5 years
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt					125.00%
Debt converted resulting in warrants issued					$ 5,100,000
Number of warrants issued as inducement for debt conversion to equity					$ 2,583,333
Adjustment for fair value of warrants														$ 46,000
Fair value of warrants related to convertible preferred stock issuance				$ 163,570										$ 163,570
Common Stock Warrants | Minimum
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																$ 4.00
Common Stock Warrants | Maximum
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																$ 5.00
Common Stock Warrants | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				$ 1.15										$ 1.15
Common Stock Warrants | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				1.15										1.15
Common Stock Warrants | Conversion Agreement
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				$ 2.00										$ 2.00
Period of warrant				5 years
Common Stock Warrants | Short term notes payable
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares							$ 3.60													$ 3.60
Fair value of warrants issued during period														$ 573
Shares that may be purchased under warrant agreement | shares							821,250													821,250
Warrants issued equal to percentage of principal amount of debt							25.00%
Total borrowings															$ 3,285,000
Warrants related to short term notes that were converted into equity | shares							302,500
Common Stock Warrants | Short term notes payable | Minimum
Shareholders' Equity
Period of warrant							3 years
Common Stock Warrants | Short term notes payable | Maximum
Shareholders' Equity
Period of warrant							5 years
Common Stock Warrants | Short term notes payable | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares																	$ 1.40
Shares that may be purchased under warrant agreement | shares																	821,250
Common Stock Warrants | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.88
Shares that may be purchased under warrant agreement | shares	2,250,000
Period of warrant	5 years
Common Stock Warrants | Director | Short term notes payable
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares															718,750
Total borrowings															$ 2,875,000
Common Stock Warrants | Director | Senior Secured Note Payable, due August 2013
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares										$ 4.00
Fair value of warrants issued during period										$ 205,000
Shares that may be purchased under warrant agreement | shares										281,250
Common Stock Warrants | Director One
Shareholders' Equity
Fair value of warrants issued during period																$ 389,000
Shares that may be purchased under warrant agreement | shares																76,560
Common Stock Warrants | Director One | Conversion Agreement
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares				438,161										438,161
Common Stock Warrants | Director Two
Shareholders' Equity
Fair value of warrants issued during period																$ 42,100
Shares that may be purchased under warrant agreement | shares																8,291
Common Stock Warrants | Director Two | Conversion Agreement
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares				591,432										591,432
Common Stock Warrants | Placement Agent | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				$ 1.15										$ 1.15
Shares that may be purchased under warrant agreement | shares				109,931										109,931
Period of warrant														5 years
Common Stock Warrants | Placement Agent | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares				$ 2.00										$ 2.00
Period of warrant											5 years			5 years
Common Stock Warrants | Placement Agent | Private Placement | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares				100,224										100,224
Common Stock Warrants | Investor
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.40	$ 1.50										$ 1.50
Fair value of warrants issued during period				$ 60,327
Shares that may be purchased under warrant agreement | shares			75,000	325,324										325,324
Period of warrant			10 years	5 years
Adjustment for fair value of warrants											$ 11,238
Common Stock Warrants | Guarantee of Lease by Director [Member] | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.15
Fair value of warrants issued during period		$ 76,489
Shares that may be purchased under warrant agreement | shares		407,614
Period of warrant		5 years
Common Stock Warrants | Guarantee of Lease by Director [Member] | Director | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares		$ 1.15
Shares that may be purchased under warrant agreement | shares		407,614
Period of warrant		5 years
Common Stock Warrants | Consulting firm
Shareholders' Equity
Exercise price of warrants (in dollars per share) | $ / shares						$ 1.50
Shares that may be purchased under warrant agreement for each of the three directors | shares						50,000
Number of warrants to be issued upon achievement of certain performance goals | shares						30,000
Adjustment for fair value of warrants														$ 20,611
Common Stock Warrants | Consulting firm | Expected
Shareholders' Equity
Period of warrant						5 years
Common Stock
Shareholders' Equity
Issuance of shares (in shares) | shares		74,765												4,542,782		319,000
Share price (in dollars per share) | $ / shares																$ 4.00
Gross proceeds from issuance of stock																$ 1,276,000
Stock issued as consideration for reverse merger (in shares) | shares												456,486		488,970
Common stock issued for debt issuance (in shares) | shares														382,809
Equity impact of common shares exchanged for warrants														$ (16)
Common Stock | IPO
Shareholders' Equity
Issuance of shares (in shares) | shares	4,500,000
Share price (in dollars per share) | $ / shares	$ 1.50
Gross proceeds from issuance of stock	$ 6,750,000
Common Stock | Director
Shareholders' Equity
Common stock issued for debt issuance (in shares) | shares														382,809
Common Stock | Lender
Shareholders' Equity
Conversion of debt into shares (in shares) | shares									35,000
Additional Paid In Capital
Shareholders' Equity
Equity impact of common shares exchanged for warrants				$ (590,320)										$ (590,304)
Accumulated Deficit
Shareholders' Equity
Equity impact of common shares exchanged for warrants														$ 590,320
Accumulated Deficit | Investor
Shareholders' Equity
Equity impact of common shares exchanged for warrants				$ 590,320
Notes payable to bank | Director
Shareholders' Equity
Number of directors that have agreed to guarantee the debt instrument | director																3
Maximum guarantee amount by each of three directors																$ 1,041,000
Notes payable to bank | Common Stock Warrants | Director
Shareholders' Equity
Fair value of warrants issued to each of three directors for the guarantee of debt																$ 1,191,000
Shares that may be purchased under warrant agreement for each of the three directors | shares																78,125